Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Major Components of Income Tax

For The Year Ended December 31,	2025	2024
Current income tax:
Current (benefit) tax on profits	$(58,470)	$30,665
Deferred tax:	-
Deferred taxation - current year	-	43,829,019
Income tax (benefit) expense	$(58,470)	$43,859,686

Schedule of Effective Income Tax Rate Reconciliation

The tables below reconcile the United States effective tax rate of 21% to the Company’s income tax (benefit) for the years ended December 31, 2025 (pursuant to ASU 203-09) and December 31, 2024.

	December 31, 2025

Net loss before income taxes	$(2,219,468)
United States federal statutory tax rate	(466,088)	21.0%
Arkansas tax benefit, net of federal tax benefit	(58,470)	2.6%
Deferred state income taxes, no federal benefit	(172,158)	7.8%
Changes in valuation allowance	1,476,893	(66.5)%
Non-taxable or non-deductible items
Change in fair market value of warrant liability	(277,383)	12.5%
Gain on extinguishment of forward purchase derivative and exchange of debt	(700,605)	31.6%
Costs incurred to secure financing	168,000	(7.6)%
Other	(52,114)	2.4%
Prior year true up of deferred taxes	23,455	(1.0)%
Income tax benefit	$(58,470)	2.6%

December 31, 2024

Net loss before income taxes	$(4,459,789)
United States federal statutory income tax rate of 21%	(936,555)
State income tax benefit, net of federal benefit	(8,418)
Permanent differences, net	583,678
Valuation allowance charges affecting the provision for income taxes	44,277,923
Other	(56,942)
Total	$43,859,686

Schedule of deferred tax assets and liabilities

	December 31, 2025	December 31, 2024	Change
Deferred tax assets:
Capital loss carryover	$70,627	$70,627	$-
Stock option expense	2,043,599	1,674,554	369,045
Deferred revenue	3,774	6,935	(3,161)
Fixed assets	8,794	23,992	(15,198)
Transaction costs	924,764	942,062	(17,298)
Forward purchase contract	-	8,155,953	(8,155,953)
Goodwill	26,180,613	28,404,108	(2,223,495)
NOL carry forward	16,551,647	5,030,672	11,520,975
Accrued expenses	3,917	-	3,917
Contract assets	789,914	-	789,914
Right of use assets	173,934	214,124	(40,190)
Total deferred tax assets	46,751,583	44,523,027	2,228,556
Deferred tax liabilities:
Lease liabilities	(133,944)	(172,195)	38,251
Financial indemnification liability	(267,266)	-	(267,266)
Stand ready liability	(522,648)	-	(522,648)
Total deferred tax liabilities	(923,858)	(172,195)	(751,663)
Net deferred tax assets	45,827,725	44,350,832	1,476,893
Valuation allowance	(45,827,725)	(44,350,832)	(1,476,893)
Deferred tax asset	$-	$-	$-